Carillon Scout Small Cap Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.2%
Kratos Defense & Security Solutions, Inc. (a)	244,823	$5,704,376

Automobile Components - 2.7%
Patrick Industries, Inc.	41,931	5,969,717
Stoneridge, Inc. (a)	97,717	1,093,453
		7,063,170

Automobiles - 1.2%
Thor Industries, Inc.	29,822	3,277,140

Banks - 2.3%
Axos Financial, Inc. (a)	57,458	3,612,959
Hilltop Holdings, Inc.	75,802	2,437,792
		6,050,751

Beverages - 1.2%
MGP Ingredients, Inc.	36,886	3,070,759

Biotechnology - 6.7%
Halozyme Therapeutics, Inc. (a)	99,354	5,687,023
Kiniksa Pharmaceuticals International PLC (a)	116,761	2,917,857
Krystal Biotech, Inc. (a)	21,219	3,862,495
Vericel Corp. (a)	118,965	5,026,271
		17,493,646

Capital Markets - 3.9%
Cohen & Steers, Inc.	55,316	5,307,570
PJT Partners, Inc. - Class A	37,566	5,009,051
		10,316,621

Chemicals - 2.1%
Aspen Aerogels, Inc. (a)	104,497	2,893,522
Balchem Corp.	15,139	2,664,464
		5,557,986

Commercial Services & Supplies - 2.7%
Aris Water Solutions, Inc. - Class A	229,961	3,879,442
CECO Environmental Corp. (a)	111,370	3,140,634
		7,020,076

Construction & Engineering - 4.2%
Construction Partners, Inc. - Class A (a)	50,676	3,537,185
Dycom Industries, Inc. (a)	38,334	7,555,631
		11,092,816

Consumer Staples Distribution & Retail - 1.4%
The Chefs' Warehouse, Inc. (a)	89,364	3,754,182

Diversified Consumer Services - 1.7%
OneSpaWorld Holdings Ltd.	263,715	4,353,935

Electrical Equipment - 0.9%
Vicor Corp. (a)	56,361	2,372,798

Electronic Equipment, Instruments & Components - 7.3%
Advanced Energy Industries, Inc.	32,308	3,400,094
ePlus, Inc. (a)	57,809	5,684,937
Fabrinet (a)	24,607	5,818,079
Plexus Corp. (a)	30,543	4,175,534
		19,078,644

Energy Equipment & Services - 0.8%
Core Laboratories, Inc.	116,910	2,166,342

Financial Services - 1.0%
I3 Verticals, Inc. - Class A (a)	124,382	2,650,580

Health Care Equipment & Supplies - 9.8%
Enovis Corp. (a)	49,204	2,118,232
ICU Medical, Inc. (a)	25,247	4,600,508
Integer Holdings Corp. (a)	39,394	5,121,220
Lantheus Holdings, Inc. (a)	40,807	4,478,568
LeMaitre Vascular, Inc.	70,260	6,526,452
UFP Technologies, Inc. (a)	9,556	3,026,385
		25,871,365

Health Care Providers & Services - 4.8%
Addus HomeCare Corp. (a)	27,494	3,657,527
AMN Healthcare Services, Inc. (a)	43,772	1,855,495
HealthEquity, Inc. (a)	62,516	5,116,935
U.S. Physical Therapy, Inc.	24,735	2,093,323
		12,723,280

Health Care REITs - 1.7%
CareTrust REIT, Inc.	146,632	4,525,064

Health Care Technology - 1.6%
Certara, Inc. (a)	144,159	1,688,102
Evolent Health, Inc. - Class A (a)	87,845	2,484,256
		4,172,358

Hotels, Restaurants & Leisure - 1.4%
Lindblad Expeditions Holdings, Inc. (a)	120,982	1,119,084
The Cheesecake Factory, Inc.	63,271	2,565,639
		3,684,723

Household Durables - 3.7%
Installed Building Products, Inc.	26,395	6,500,297
LGI Homes, Inc. (a)	27,739	3,287,626
		9,787,923

Interactive Media & Services - 0.7%
Ziff Davis, Inc. (a)	38,970	1,896,280

Machinery - 2.6%
Albany International Corp. - Class A	38,055	3,381,187
Chart Industries, Inc. (a)	28,645	3,555,990
		6,937,177

Media - 1.0%
Magnite, Inc. (a)	184,660	2,557,541

Metals & Mining - 1.0%
Materion Corp.	24,598	2,751,532

Oil, Gas & Consumable Fuels - 1.7%
Excelerate Energy, Inc. - Class A	105,251	2,316,575
Kimbell Royalty Partners LP	133,449	2,147,194
		4,463,769

Pharmaceuticals - 3.8%
Axsome Therapeutics, Inc. (a)	31,538	2,834,320
Corcept Therapeutics, Inc. (a)	78,794	3,646,587
Supernus Pharmaceuticals, Inc. (a)	110,312	3,439,528
		9,920,435

Professional Services - 1.5%
Insperity, Inc.	43,485	3,826,680

Residential REITs - 0.8%
UMH Properties, Inc.	104,078	2,047,214

Semiconductors & Semiconductor Equipment - 8.0%
Ambarella, Inc. (a)	45,804	2,583,575
Credo Technology Group Holding Ltd. (a)	199,387	6,141,119
Impinj, Inc. (a)(b)	34,618	7,495,489
Power Integrations, Inc.	36,833	2,361,732
Ultra Clean Holdings, Inc. (a)	63,188	2,523,097
		21,105,012

Software - 8.2%
Box, Inc. - Class A (a)	136,256	4,459,659
Envestnet, Inc. (a)	39,361	2,464,786
Intapp, Inc. (a)	73,210	3,501,634
PagerDuty, Inc. (a)	100,473	1,863,774
Qualys, Inc. (a)	23,247	2,986,309
The Descartes Systems Group, Inc. (a)	45,229	4,656,778
Verint Systems, Inc. (a)	63,108	1,598,526
		21,531,466

Textiles, Apparel & Luxury Goods - 1.1%
G-III Apparel Group Ltd. (a)	96,432	2,943,105

Trading Companies & Distributors - 4.0%
Applied Industrial Technologies, Inc.	34,309	7,655,367
Global Industrial Co.	83,294	2,829,497
		10,484,864
TOTAL COMMON STOCKS (Cost $146,257,856)		262,253,610

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	7,334,691	7,334,691
TOTAL SHORT-TERM INVESTMENTS (Cost $7,334,691)		7,334,691

TOTAL INVESTMENTS - 102.5% (Cost $153,592,547)		269,588,301
Liabilities in Excess of Other Assets - (2.5)%		(6,521,872)
TOTAL NET ASSETS - 100.0%		$263,066,429

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $7,293,260 which represented 2.8% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024. Investment made with cash collateral received for securities on loan.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Scout Small Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$262,253,610	$–	$–	$262,253,610
Money Market Funds	7,334,691	–	–	7,334,691
Total Investments	$269,588,301	$–	$–	$269,588,301

Refer to the Schedule of Investments for further disaggregation of investment categories.